WAKEFIELD MANAGED FUTURE STRATEGY FUND

a Series of Wakefield Alternative Series Trust

SUPPLEMENT DATED JUNE 25, 2014

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED SEPTEMBER 14, 2013

Effective June 19, 2014, Lucas D. Foss resigned as Chief Compliance Officer of the Wakefield Alternative Series Trust (the “Trust”). Also effective June 19, 2014, Patrick F. Hart III was appointed as Chief Compliance Office of the Trust by the Board of Trustees.

The “INTERESTED TRUSTEES AND OFFICERS” table on page 42 of the SAI is hereby deleted and replaced with the following:

Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During Past Five Years
Patrick J. Kane*** Year of Birth: 1967	Trustee, Sept. 2011, Chairman and Treasurer, Nov. 2011.	Chairman, Wakefield Advisors, LLC, Jan. 2012 to present; None, July, 2011 – Dec., 2011; Head of Alternatives, Oppenheimer Asset Management 2001 to 2004; Managing Director, Oppenheimer Asset Management 2004 to June 2011.	1	None
Patrick F. Hart III Year of Birth: 1958	President, Nov. 2011; Chief Compliance Officer, June 2014	President and Chief Executive Officer, Wakefield Advisors, LLC, Jan. 2012 to present; President and Chief Executive Officer, Three Palms, LLC, an investment advisory firm, 2003 to present.	n/a	n/a
Michael B. Egan II Year of Birth: 1968	Secretary, Sept. 2011	Executive Vice President Wakefield Advisors, LLC, Jan. 2012 to present; Partner and Research Director, Three Palms, LLC, an investment advisory firm, 2003 to present.	n/a	n/a

The following disclosure in the “Other Service Providers” section of the SAI on page 60 has been deleted:

Compliance Officer

ALPS also provides a Chief Compliance Officer, Lucas D. Foss, to the Fund as well as related compliance services pursuant to a Chief Compliance Officer Services Agreement between ALPS and the Trust.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.